Scharf Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Shares	COMMON STOCKS - 95.67%	Value
	Aerospace and Defense - 3.98%
43,660	Lockheed Martin Corp.	$16,518,761
	Beverages - 2.67%
91,685	Heineken N.V. (b)	11,110,698
	Biotechnology - 2.19%
49,473	Alexion Pharmaceuticals, Inc. (a)	9,088,685
	Building Products - 3.98%
280,705	Masco Corp.	16,536,331
	Chemicals - 3.52%
450,810	Valvoline, Inc.	14,633,293
	Commercial Services & Supplies - 1.78%
157,076	Herman Miller, Inc.	7,404,563
	Construction & Engineering - 1.31%
40,730	Jacobs Engineering Group, Inc.	5,434,197
	Diversified Financial Services - 6.00%
89,679	Berkshire Hathaway, Inc. - Class B (a)	24,923,588
	Food Products - 2.76%
162,625	Danone (b)	11,448,445
	Health Care Providers & Services - 15.35%
244,525	Centene Corp. (a)	17,833,208
235,137	CVS Health Corp.	19,619,831
99,655	McKesson Corp.	19,058,022
54,748	Quest Diagnostics, Inc.	7,225,094
		63,736,155
	Insurance - 7.20%
15,508	Markel Corp. (a)	18,403,499
117,010	Progressive Corp.	11,491,552
		29,895,051
	Interactive Media & Services - 2.13%
43,328	Baidu, Inc. - ADR (a)	8,834,579
	IT Services - 5.32%
180,180	Cognizant Technology Solutions Corp. - Class A	12,479,267
90,100	Fiserv, Inc. (a)	9,630,789
		22,110,056
	Media - 9.19%
366,200	Comcast Corp. - Class A	20,880,724
99,505	Liberty Broadband Corp. (a)	17,280,038
		38,160,762
	Personal Products - 2.71%
192,345	Unilever plc - ADR	11,252,182
	Pharmaceuticals - 6.60%
87,004	Johnson & Johnson	14,333,039
143,348	Novartis AG - ADR	13,079,071
		27,412,110
	Road & Rail - 1.68%
24,637	Kansas City Southern	6,981,387
	Software - 12.34%
122,145	Microsoft Corp.	33,089,081
233,235	Oracle Corp.	18,155,012
		51,244,093
	Specialty Retail - 4.96%
100,496	Advance Auto Parts, Inc.	20,615,749
	TOTAL COMMON STOCKS (Cost $271,026,659)	397,340,685

	PREFERRED STOCK - 3.76%
	Technology Hardware, Storage & Peripherals - 3.76%
238,560	Samsung Electronics Co., Ltd. 3.59% (b)	15,612,372
	TOTAL PREFERRED STOCK (Cost $3,864,938)	15,612,372

	MONEY MARKET FUND - 0.59%
2,436,012	First American Treasury Obligations Fund, Class Z, 0.01% (c)	2,436,012
	TOTAL MONEY MARKET FUND (Cost $2,436,012)	2,436,012

	Total Investments in Securities (Cost $277,327,609) - 100.02%	415,389,069
	Liabilities in Excess of Other Assets - (0.02)%	(67,216)
	TOTAL NET ASSETS - 100.00%	$415,321,853

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issuer.
(c)	Rate shown is the 7-day annualized yield as of June 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Scharf Fund
Summary of Fair Value Disclosure at June 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2021:

Scharf Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$46,995,341	$-	$-	$46,995,341
Consumer Discretionary	20,615,749	-	-	20,615,749
Consumer Staples	33,811,326	-	-	33,811,326
Financials	54,818,638	-	-	54,818,638
Health Care	100,236,951	-	-	100,236,951
Industrials	52,875,238	-	-	52,875,238
Information Technology	73,354,149	-	-	73,354,149
Materials	14,633,293	-	-	14,633,293
Total Common Stocks	397,340,685	-	-	397,340,685
Preferred Stock
Information Technology	15,612,372	-	-	15,612,372
Total Preferred Stock	15,612,372	-	-	15,612,372
Money Market Fund	2,436,012	-	-	2,436,012
Total Investments in Securities	$415,389,069	$-	$-	$415,389,069

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.